Share-Based Incentive Compensation (details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended																			0 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Original stock option grants [Member]	Dec. 31, 2012 Original stock option grants [Member]	Dec. 31, 2011 Original stock option grants [Member]	Dec. 31, 2013 Original stock option grants [Member] Minimum [Member]	Dec. 31, 2012 Original stock option grants [Member] Minimum [Member]	Dec. 31, 2011 Original stock option grants [Member] Minimum [Member]	Dec. 31, 2013 Original stock option grants [Member] Maxiumum [Member]	Dec. 31, 2012 Original stock option grants [Member] Maxiumum [Member]	Dec. 31, 2011 Original stock option grants [Member] Maxiumum [Member]	Dec. 31, 2012 Reload grants [Member]	Dec. 31, 2011 Reload grants [Member]	Dec. 31, 2013 Reload grants [Member] Minimum [Member]	Dec. 31, 2012 Reload grants [Member] Minimum [Member]	Dec. 31, 2011 Reload grants [Member] Minimum [Member]	Dec. 31, 2013 Reload grants [Member] Maxiumum [Member]	Dec. 31, 2012 Reload grants [Member] Maxiumum [Member]	Dec. 31, 2011 Reload grants [Member] Maxiumum [Member]	Dec. 31, 2013 The Travelers Companies, Inc Amended Restated 2004 Stock Incentive Plan [Member]	Feb. 04, 2014 The Travelers Companies, Inc Amended Restated 2004 Stock Incentive Plan [Member] Original stock option grants [Member]	Dec. 31, 2013 The Travelers Companies, Inc Amended Restated 2004 Stock Incentive Plan [Member] Original stock option grants [Member]	Dec. 31, 2013 The Travelers Companies, Inc Amended Restated 2004 Stock Incentive Plan [Member] Director deferred stock awards [Member]
Share-based compensation plan description
Number of shares of the Company's common stock authorized for grant under the 2004 Incentive Plan																			35,000,000
Period prior to annual meeting when awards vest																						1 day
Period after termination of service for distribution of award																						6 months
Option term																					10 years
Vesting period													6 months			1 year					3 years
Options eligble for reload (in shares)											0
Restriction period on sale of shares received upon exercise													1 year			2 years
Discount applied to the fair value of reload options to reflect sales restrictions, as measured by the estimated cost of protecting against changes in market value													5.00%			10.00%
Assumptions used in estimating fair value of options
Expected term of stock options		6 years	6 years	6 years							1 year	1 year
Expected volatility of the Company's stock (percent)					28.70%	28.50%	28.00%	28.80%	28.60%	28.60%				22.90%	15.70%		23.50%	17.60%
Weighted average volatility (percent)		28.80%	28.60%	28.20%							23.40%	15.90%
Expected annual dividend per share		$ 1.84				$ 1.64	$ 1.44		$ 1.84	$ 1.64				$ 1.64	$ 1.44		$ 1.84	$ 1.64
Risk-free rate					1.11%	1.02%	1.19%	1.14%	1.17%	2.62%				0.10%	0.10%		0.17%	0.29%
Summary of stock option activity
Stock options outstanding, beginning of year, number (in shares)	12,596,208
Granted (in shares)	1,862,670																			2,009,087
Stock options exercised, number (in shares)	(3,320,511)
Stock options forfeited or expired, number (in shares)	(67,111)
Stock options outstanding, end of year, number (in shares)	11,071,256
Stock options outstanding, beginning of year, weighted average exercise price (per share)	$ 50.58
Stock options granted, weighted average exercise price (per share)	$ 78.65																			$ 80.35
Stock options exercised, weighted average exercise price (per share)	$ 45.72
Stock options forfeited or expired, weighted average exercise price (per share)	$ 63.13
Stock options outstanding, end of year, weighted average exercise price (per share)	$ 56.68
Stock options outstanding, weighted average contractual life remaining	6 years 3 months 18 days
Stock options outstanding, aggregate intrinsic value	$ 375
Stock options vested at end of year, number (in shares)	7,796,550
Stock options vested at end of year, weighted average exercise price (per share)	$ 53.40
Stock options vested at end of year, weighted average contractual life remaining	5 years 7 months 6 days
Stock options vested at end of year, aggregate intrinsic value	290
Stock options exercisable at end of year, number (in shares)	4,888,957
Stock options exercisable at end of year, weighted average exercise price (per share)	$ 47.05
Stock options exercisable at end of year, weighted average contractual life remaining	4 years 1 month 6 days
Stock options exercisable at end of year, aggregate intrinsic value	213
Stock options granted, weighted average grant-date fair value of options granted (per share)		$ 17.09	$ 12.08	$ 12.94							$ 4.49	$ 3.19								$ 17.22
Total intrinsic value of options exercised during the year		$ 122	$ 102	$ 76							$ 5	$ 11